Discontinued Operations - Income from Discontinued Operations (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Tangible and intangible asset impairments			$ 0	$ 1	$ 994
CIE stock-based compensation		$ 13	189	31	49
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues			678	725	712
Operating expenses			748	506	823
Pre-tax income/(loss) from operations			4,110	219	(111)
Income/(loss), net of income taxes			3,380	155	(143)
Tangible and intangible asset impairments			0	0	95
Discontinued Operations [Member] | Social and Mobile Games [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
CIE stock-based compensation			264	29	38
Discontinued Operations, Disposed of by Sale [Member] | Social and Mobile Games [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues		218
Platform fees		64
Property, general, administrative, and other (1)	[1]	88
Operating expenses		152
Gain from discontinued operations			4,180	0	0
Pre-tax income/(loss) from operations		66
Income tax provision		(33)
Income/(loss), net of income taxes		33
CIE stock-based compensation		$ 15
Discontinued Operations, Disposed of by Sale [Member] | Discontinued Operations [Member] | Social and Mobile Games [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues			678	725	549
Operating expenses	[2]		748	499	447
Pre-tax income/(loss) from operations			4,110	226	102
Income/(loss), net of income taxes			3,380	162	49
Discontinued Operations, Disposed of by Sale [Member] | Discontinued Operations [Member] | Showboat Atlantic City [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues			0	0	115
Operating expenses			0	6	174
Pre-tax income/(loss) from operations			0	(6)	(59)
Income/(loss), net of income taxes			0	(6)	(38)
Tangible and intangible asset impairments			0	0	10
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Discontinued Operations [Member] | Harrahs Tunica [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues			0	0	46
Operating expenses			0	0	166
Pre-tax income/(loss) from operations			0	0	(120)
Income/(loss), net of income taxes			0	0	(120)
Tangible and intangible asset impairments			0	0	68
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Discontinued Operations [Member] | Disposal Group Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues			0	0	2
Operating expenses			0	1	36
Pre-tax income/(loss) from operations			0	(1)	(34)
Income/(loss), net of income taxes			0	(1)	(34)
Tangible and intangible asset impairments			$ 0	$ 0	$ 17

[1]	Property, general, administrative, and other includes stock-based compensation expense directly identifiable with employees of the SMG Business of $15 million for the three months ended March 31, 2016.
[2]	Operating expenses primarily consist of platform fees and property, general, administrative, and other expenses, including stock-based compensation expense directly identifiable with employees of the SMG Business of $264 million, $29 million, and $38 million for the years ended December 31, 2016, 2015, and 2014, respectively.